Note 14 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2011	2012	2013
Income:
Net income/(loss)	1,115,989	(13,198,741)	(103,424,827)
Basic earnings per share:
Weighted average common shares – Outstanding	31,794,381	38,950,100	45,442,841
Basic earnings/(loss) per share	0.04	(0.34)	(2.28)
Effect of dilutive securities
Non-vested incentive stock awards	51,699	-	-
Weighted average common shares – Outstanding	31,846,080	38,950,100	45,442,841
Diluted earnings /(loss) per share	0.04	(0.34)	(2.28)

The Company excluded the dilutive effect of 150,928 (2012: 0) non-vested stock awards in calculating dilutive EPS for its common shares as their effect was anti-dilutive.